Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at end of previous year	R$ 254,602	R$ 206,753	R$ 213,942
Additions and contractual changes	47,462	90,331	40,285
Payments	(86,097)	(75,870)	(69,752)
Interest	32,313	33,388	22,278
Balance at end of the period	R$ 248,280	R$ 254,602	R$ 206,753